Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
February 28, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT3-0425
1.9904866.102
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	2,311	435,233
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	13,476	930,442
CANADA - 0.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	6,158	306,166
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States)	15,887	699,663
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	2,498	92,476
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (a)	2,136	239,238
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp	6,409	914,825
TOTAL CANADA		2,252,368
CHINA - 0.8%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BYD Co Ltd H Shares	14,513	695,474
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	6,355	1,370,074
TOTAL CHINA		2,065,548
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	765	552,758
INDIA - 0.6%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	3,659	199,781
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd ADR	19,958	1,229,812
TOTAL INDIA		1,429,593
ISRAEL - 0.0%
Information Technology - 0.0%
Software - 0.0%
Cellebrite DI Ltd (a)	13,535	251,210
ITALY - 0.9%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	16,868	2,187,252
JAPAN - 0.6%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	39,744	1,010,137
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	2,183	122,329
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	9,390	283,112
TOTAL JAPAN		1,415,578
NETHERLANDS - 0.7%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (a)	264	164,913
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	2,419	370,380
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASM International NV	437	232,645
ASML Holding NV	1,203	855,659
BE Semiconductor Industries NV	235	25,938
		1,114,242
TOTAL NETHERLANDS		1,649,535
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,065	3,441,804
UNITED KINGDOM - 0.8%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	31,581	471,147
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca PLC	8,060	1,219,467
Industrials - 0.1%
Professional Services - 0.1%
RELX PLC	9,261	444,775
TOTAL UNITED KINGDOM		2,135,389
UNITED STATES - 91.9%
Communication Services - 15.8%
Entertainment - 2.4%
Netflix Inc (a)	6,154	6,034,367
Interactive Media & Services - 13.3%
Alphabet Inc Class A	124,015	21,117,275
Meta Platforms Inc Class A	18,426	12,312,253
		33,429,528
Media - 0.0%
Magnite Inc (a)	6,951	109,617
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,248	336,573
TOTAL COMMUNICATION SERVICES		39,910,085

Consumer Discretionary - 13.9%
Broadline Retail - 7.2%
Amazon.com Inc (a)	85,917	18,238,461
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill Inc (a)	26,633	1,437,383
DraftKings Inc Class A (a)	21,353	936,543
Hilton Worldwide Holdings Inc	11,351	3,007,561
		5,381,487
Household Durables - 1.0%
DR Horton Inc	6,373	808,160
PulteGroup Inc	13,767	1,421,856
TopBuild Corp (a)	671	205,588
		2,435,604
Specialty Retail - 3.3%
Abercrombie & Fitch Co Class A (a)	2,039	209,997
Home Depot Inc/The	1,692	671,047
Lowe's Cos Inc	11,497	2,858,614
Murphy USA Inc	1,267	594,527
O'Reilly Automotive Inc (a)	1,094	1,502,762
TJX Cos Inc/The	18,864	2,353,473
Ulta Beauty Inc (a)	656	240,332
		8,430,752
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co Class A	6,991	125,627
Lululemon Athletica Inc (a)	678	247,884
Samsonite International SA (b)(c)	166,671	462,773
		836,284
TOTAL CONSUMER DISCRETIONARY		35,322,588

Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Co/The	45,124	3,213,280
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp (a)	20,022	734,807
Centrus Energy Corp Class A (a)	3,400	308,482
Cheniere Energy Inc	6,409	1,464,841
Exxon Mobil Corp	26,168	2,913,284
		5,421,414
Financials - 9.9%
Banks - 3.5%
Bank of America Corp	53,986	2,488,755
Wells Fargo & Co	80,510	6,305,543
		8,794,298
Capital Markets - 0.5%
Blue Owl Capital Inc Class A	53,758	1,157,410
Charles Schwab Corp/The	3,141	249,803
		1,407,213
Financial Services - 3.7%
Affirm Holdings Inc Class A (a)	7,167	459,763
Apollo Global Management Inc	12,272	1,831,841
Fiserv Inc (a)	9,537	2,247,776
Mastercard Inc Class A	6,729	3,877,990
Toast Inc Class A (a)	22,247	858,734
		9,276,104
Insurance - 2.2%
Arthur J Gallagher & Co	8,361	2,823,844
Chubb Ltd	9,491	2,709,491
		5,533,335
TOTAL FINANCIALS		25,010,950

Health Care - 11.1%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (a)	5,443	1,343,061
Celldex Therapeutics Inc (a)	2,818	57,966
Cytokinetics Inc (a)	1,479	68,034
Dyne Therapeutics Inc (a)	3,410	46,410
Keros Therapeutics Inc (a)	2,831	31,367
Legend Biotech Corp ADR (a)	7,806	273,288
Regeneron Pharmaceuticals Inc	3,337	2,331,696
		4,151,822
Health Care Equipment & Supplies - 2.5%
Artivion Inc (a)	9,299	236,287
Boston Scientific Corp (a)	45,069	4,677,712
TransMedics Group Inc (a)	18,734	1,429,779
		6,343,778
Health Care Providers & Services - 1.2%
GeneDx Holdings Corp Class A (a)	1,314	135,144
Tenet Healthcare Corp (a)	2,118	268,118
UnitedHealth Group Inc	5,362	2,546,736
		2,949,998
Health Care Technology - 1.1%
Doximity Inc Class A (a)	40,920	2,884,860
Life Sciences Tools & Services - 1.3%
Danaher Corp	4,331	899,808
Thermo Fisher Scientific Inc	4,431	2,343,822
		3,243,630
Pharmaceuticals - 3.4%
Eli Lilly & Co	9,172	8,444,018
TOTAL HEALTH CARE		28,018,106

Industrials - 9.7%
Aerospace & Defense - 2.1%
BWX Technologies Inc	4,440	461,627
Howmet Aerospace Inc	15,290	2,088,614
Karman Holdings Inc	2,735	86,262
Standardaero Inc	1,324	37,376
TransDigm Group Inc	1,851	2,530,687
		5,204,566
Building Products - 2.0%
AZEK Co Inc/The Class A (a)	21,800	1,021,330
Builders FirstSource Inc (a)	8,397	1,167,099
Tecnoglass Inc	15,427	1,136,353
Trane Technologies PLC	5,051	1,786,539
		5,111,321
Construction & Engineering - 1.0%
EMCOR Group Inc	2,215	905,736
MYR Group Inc (a)	1,748	214,515
Quanta Services Inc	5,580	1,448,735
		2,568,986
Electrical Equipment - 1.3%
Eaton Corp PLC	5,197	1,524,384
GE Vernova Inc	3,401	1,139,947
Vertiv Holdings Co Class A	7,905	752,319
		3,416,650
Machinery - 2.1%
Chart Industries Inc (a)	6,072	1,157,020
Parker-Hannifin Corp	4,996	3,339,876
Westinghouse Air Brake Technologies Corp	4,148	768,873
		5,265,769
Passenger Airlines - 0.2%
Alaska Air Group Inc (a)	8,167	590,310
Professional Services - 0.4%
CACI International Inc (a)	612	204,928
KBR Inc	16,886	827,921
		1,032,849
Trading Companies & Distributors - 0.6%
FTAI Aviation Ltd	1,802	231,935
WW Grainger Inc	1,194	1,219,325
		1,451,260
TOTAL INDUSTRIALS		24,641,711

Information Technology - 24.3%
Communications Equipment - 0.0%
Ciena Corp (a)	333	26,497
IT Services - 0.3%
Gartner Inc (a)	1,441	718,079
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices Inc (a)	2,760	275,614
Aehr Test Systems (a)	3,166	30,520
Applied Materials Inc	8,525	1,347,547
Astera Labs Inc (a)	400	29,740
Broadcom Inc	9,566	1,907,747
Lam Research Corp	14,251	1,093,622
Marvell Technology Inc	29,787	2,735,042
Micron Technology Inc	21,390	2,002,746
NVIDIA Corp	161,445	20,167,710
		29,590,288
Software - 7.1%
Adobe Inc (a)	6,209	2,723,019
Agilysys Inc (a)	1,241	100,509
Cadence Design Systems Inc (a)	7,814	1,957,407
Microsoft Corp	31,537	12,519,874
SailPoint Inc	2,735	65,640
ServiceTitan Inc Class A (a)	124	11,772
Weave Communications Inc (a)	49,927	629,080
		18,007,301
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	54,492	13,178,345
TOTAL INFORMATION TECHNOLOGY		61,520,510

Materials - 1.4%
Chemicals - 0.6%
Corteva Inc	15,363	967,562
Sherwin-Williams Co/The	1,346	487,615
		1,455,177
Construction Materials - 0.2%
Martin Marietta Materials Inc	1,114	538,218
Metals & Mining - 0.6%
ATI Inc (a)	1,979	115,099
Freeport-McMoRan Inc	38,039	1,404,019
		1,519,118
TOTAL MATERIALS		3,512,513

Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	8,297	1,273,672
Utilities - 1.9%
Electric Utilities - 0.7%
Constellation Energy Corp	7,786	1,950,743
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp	22,320	2,983,292
TOTAL UTILITIES		4,934,035

TOTAL UNITED STATES		232,778,864
TOTAL COMMON STOCKS (Cost $240,283,265)		251,525,574

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $3,896,213)	4.35	3,895,435	3,896,214

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $244,179,478)	255,421,788
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(2,140,381)
NET ASSETS - 100.0%	253,281,407

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $662,554 or 0.3% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $462,773 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,594,563	90,132,104	87,830,598	191,535	144	1	3,896,214	3,895,435	0.0%
Total	1,594,563	90,132,104	87,830,598	191,535	144	1	3,896,214	3,895,435

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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